Submission	Jun. 27, 2026
Submission [Line Items]
Central Index Key	0001177394
Registrant Name	TD SYNNEX CORP
Registration File Number	333-278517
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES